Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwill

Note 06. Goodwill

Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate(3)	Total(4)
Balance, January 1, 2013	$467.1	$103.3	$270.7	$73.2	$62.1	$64.9	$1,041.3
Goodwill acquired	—	—	43.2	9.0	—	—	52.2
Currency impact and other	(1.2)	4.5	4.3	(10.2)	—	—	(2.6)
Balance, December 31, 2013	465.9	107.8	318.2	72.0	62.1	64.9	1,090.9
Goodwill acquired	1.9	5.6	28.0	3.9	—	—	39.4
Currency impact and other	(1.5)	(12.9)	(34.9)	(5.8)	—	—	(55.1)
Balance, December 31, 2014	$466.3	$100.5	$311.3	$70.1	$62.1	$64.9	$1,075.2

(1)	Balances related to United States were $448.5, $448.5 and $450.4 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively.
(2)	Balances related to France were $83.8, $87.3 and $76.9 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively. Balances related to Italy were $5.5, $5.7 and $5.0 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively.
(3)	The majority of the Corporate balance as of December 31, 2014 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.
(4)	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.

Goodwill balances by reporting unit were as follows:

December 31	2014	2013
United States	$505.9	$504.0
France	76.9	87.3
United Kingdom	85.9	84.6
Netherlands	85.9	84.1
Right Management	62.1	62.1
Other reporting units	258.5	268.8
Total goodwill	$1,075.2	$1,090.9